Janus Henderson Enterprise Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.84%	5.26%	10.83%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.79%	5.59%	10.17%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	7.58%	12.64%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.